Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended	93 Months Ended
	Jan. 16, 2018	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000196754
Account Value [Line Items]
Line Graph and Table Measure Name			Affinity World Leaders Equity ETF
Accumulated Value	$ 10,000	$ 9,080		$ 9,509	$ 8,297	$ 11,983	$ 10,645	$ 11,667	$ 16,043	$ 20,226
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	10,000	9,387		10,579	11,040	15,503	12,639	13,963	18,666	22,775
AFFINITY WORLD LEADERS EQUTIY ETF Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE StarMine Affinity World Leaders Total Return Index
Accumulated Value	$ 10,000	$ 9,124		$ 9,663	$ 8,544	$ 12,499	$ 11,258	$ 12,496	$ 17,451	$ 22,557